UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter
Ended: September 30, 2000 Name: Welch Capital Partners, LLC
Address: 101 East
52nd Street 31st
Floor New
York, NY 10022 13F File Number: 28-6428 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager: Name:
Christopher Welch Title: Manager Phone: 212-754-6077 Signature,
Place, and
Date of Signing: Chris Welch New York, NY November 15, 2000
Report
Type: [X] 13F
Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of
Other
Included Managers: 0 Form 13F Information Table Entry Total: 63
Form 13F
Information Table Value Total: $215,484
Form 13F Information Table Name of Issuer Title of Value
Shares INVSTMTOther Voting (x1000) DSCRETNManagerAuthority
Sole Sole Form 13F Information Table Name of Issuer Title of Value Shares INVSTMTOther
Voting (x1000) DSCRETNManagerAuthority Sole Sole ACT Manufacturing Common 3926 74430 x x Agilent Technologies Common 1260 25747 x x Akamai Common 1474 28068 x x Allied Waste
Common 3134 341100 x x Aluminum Co. Of AmericCommon 396 15640 x x AMDOCS Limited
Common 3713 59530 x x American Biogenetic ScCommon 144 92100 x x American Intl Group
Common 3814 39861 x x Amgen Common 9064 129810 x x Aradigm
Common 1013 44160 x x
Arnonex PharmaceuticalCommon 263 56000 x x Arqule Inc. Common 650 38100 x x Bard (C.R.)
Inc. Common 1211 28660 x x Biotransplant Common 512 30000 x x
Cardiac Science Inc.
Common 297 35300 x x Ceridian Corp. Common 7242 258080 x x
Citigroup Common 13875
256654 x x Computer Assoc Int'l Common 7134 283230 x x Computer Sciences Common 6960
93738 x x Comverse Technology Common 2084 19300 x x Conceptus Inc. Common 621 68000 x x Connetics Corp. Common 1083 44900 x x CSG Systems Common 3717 128160 x x Draxis
Health IncorporCommon 1622 540750 x x DuPont Common 738 17800 x x Enzon Inc. Common
5185 78560 x x Exxon Mobil Common 1307 14670 x x Federal
National MortgCommon 4494
62855 x x Flamel Technologies Common 1130 158600 x x Fleet Boston FinancialCommon 1716
44002 x x Forest Labs Common 2103 18340 x x General Electric Common 7311 126741 x x
Healthsouth Corp Common 99121219900 x x Hewlett Packard Common
5799 59785 x x Home
Depot Common 3449 65002 x x IBM Common 1125 10000 x x Inhale Theraputics Common 7182
127390 x x Intel Common 8292 199500 x x International RectifieCommon 2898 57380 x x
Kimberly Clark Common 3541 63450 x x King Pharmaceuticals. Common 1336 39970 x x KLA
Instruments Common 4413 107140 x x Kmart Common 1007 167800 x x
LSI Logic Common
5202 177860 x x Micron Technology Common 4085 88810 x x Microsoft, Inc. Common 7100
117728 x x Motorola Common 6105 216120 x x Neopharm Common 3006 76090 x x Occidental
Petroleum CCommon 726 33300 x x Palatin Technologies ICommon 260
44300 x x Pfizer
Common 14306 318363 x x Pharmacia Corporation Common 945 15700 x x Praecis Common
4145 97535 x x Proctor & Gamble Common 2171 32400 x x Schering-
Plough Common 1085
23340 x x Scient Common 1768 84460 x x Teco Energy Common 438 15236 x x Texaco Common
2476 47170 x x Texas Instruments Common 1012 21440 x x Titan Pharmaceuticals Common 4959
76290 x x Tosco Common 481 15410 x x Wit Capital Group Common 120 13358 x x WorldCom
Common 6944 228606 x x